Financial Liabilities - Senior Notes (Details) € in Thousands	Dec. 31, 2019 EUR (€)	Nov. 15, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)	Apr. 18, 2017 EUR (€)
Senior Secured Notes
Borrowings
Face amount	€ 1,675,000	€ 1,675,000
Number of notes issued | item		2
Secured Secured Notes, Maturing in 2027
Borrowings
Face amount		€ 770,000
Borrowings, interest rate		2.25%
Secured Secured Notes, Maturing in 2025
Borrowings
Face amount		€ 905,000
Borrowings, interest rate		1.625%
Senior Unsecured Notes
Borrowings
Face amount	€ 1,000,000		€ 1,000,000	€ 1,000,000
Borrowings, interest rate				3.20%